Commitments - Summary of Expenditure Commitments Relating to Services for Clinical Trial and Intellectual Property License Agreements (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Commitments [Line Items]
Expenditure commitments relating to services for clinical trial and intellectual property license agreements	$ 30,903,495	$ 24,965,061	$ 48,000,102
Within One Year
Commitments [Line Items]
Expenditure commitments relating to services for clinical trial and intellectual property license agreements	27,383,742	12,632,801	39,947,900
After One Year but not more than Five Years
Commitments [Line Items]
Expenditure commitments relating to services for clinical trial and intellectual property license agreements	3,504,753	12,302,260	8,007,202
After more than Five Years
Commitments [Line Items]
Expenditure commitments relating to services for clinical trial and intellectual property license agreements	$ 15,000	$ 30,000	$ 45,000